18. Authorizations payable	12 Months Ended
Dec. 31, 2017
Authorizations Payable
Authorizations payable

As at December 31, 2017, the Company and its subsidiaries have the following commitments to ANATEL:

	2017	2016

Renewal of authorizations (i)	262,513	254,515
700 MHz frequency band cleaning, net of AVP (ii)	141,659	976,246
Updated ANATEL Debt (ii)	98,451	89,695
Authorizations payable (iii)	-	57,524
Guarantee insurance on authorizations	4,077	8,652
	506,700	1,386,632

Current portion	(233,173)	(486,494)
Non-current portion	273,527	900,138

(i) In order to provide SMP services, the subsidiary TIM Celular obtained radio frequency authorizations for a fixed period, renewable for a further fifteen (15) years. The extension of the right of use includes the payment of an amount equal to 2% of the net revenue recorded in the regions covered by the Authorization, at the end of each biannual period. As at December 31, 2017, TIM Celular had accounts past due related to the renewal of Authorizations in the amount of R$262,513 (R$254,515 as at December 31, 2016).

(ii) At December 5, 2014, the subsidiary TIM Celular signed the Instrument of Authorization regarding the 700 MHz band (extract published in D.O.U. on December 8, 2014). The subsidiary paid an amount equivalent to R$1,678 million, recording the remaining balance of R$61 million as a financial debt, according to the payment method provided for in the call notice. With no bids for some lots in the Call Notice for the 700 MHZ band, TIM Celular, along with other bidders, had to bear a proportion of the costs regarding these unsold lots, as a result of the redistribution and digitalization of TV and RTV channels and solutions for interference problems with radio communications systems. Thus, the Digitalization Regulatory Entity (Entidade Administradora da Digitalização, or “EAD”) was organized, with respect to which the total commitment assumed by TIM Celular was R$1,199 million, to be paid in four (04) installments adjusted by the IGP-DI index, the first installment in the amount of R$370 million (30%) being deposited on April 9, 2015 (Note 14.g).

As a result of this additional cost assumed by TIM Celular, it should have been entitled to a discount on the final amount to be paid for the Authorization to use the 700 MHz band. However, the methodology used by ANATEL to calculate this amount was different from that included in the Call Notice, and so TIM Celular filed an administrative appeal, which was heard and denied in December 2014 (as were the appeals of the other Winning Bidders). As at June 30, 2015, TIM Celular filed a lawsuit questioning a surplus charge of R$61 million (R$98 million as at December 31, 2017), which is still pending trial (Note 14.g).

On February 15, 2016, the subsidiary TIM Celular signed an Addendum to the Terms of Authorization for the 700 MHz band (extracts published in the Federal Gazette on March 8, 2016), extending the date of payment of the second installment of 30% to the EAD, previously payable on January 31, 2016. The agency thus received from TIM Celular, on January 31, 2017, the amount of R$859 million, an installment of 60%, with respect to the installments for the years 2016 and 2017, with the remaining 10% payable on January 31, 2018, adjusted according to the IGP-DI.

On March 4, 2015, ANATEL: (i) accepted the request for the withdrawal of the application to extend the period of radio frequency use for Lot 208 (part of AR 92) of Bid No. 004/2012/PVCP/SPV–ANATEL; (ii) granted the application to extend the authorization for radio frequency use for lot 222 (part of AR 31) of the said bid; and (iii) granted the application for an extension of the period of authorization for radio frequency use in Bands D and E. On July 22, 2015, an Authorization Act extended the authorization to use the above radio frequencies.

(iii) On December 17, 2015, TIM Celular was ranked as the best bidder for the acquisition of two Type B lots (E-30 - AR41, Curitiba and metropolitan region and E-68 - AR81, Recife and metropolitan region) relating to Bidding Process 002/2015-SOR /SPR/ANATEL, at an offer price of R$57.5 million. The result was approved by the Steering Committee of ANATEL on June 1, 2016, and the Licensing Agreements were entered into on July 26, 2016, being 10% of the amount paid in July 2016, and the remainder being paid in June 2017.

The Authorizations held on a primary basis by TIM Celular as at December 31, 2017, as well as their maturity dates, are detailed below:

Maturity date
Authorization Instruments	450 MHz	800 MHz, 900 MHz and 1,800 MHz	Additional frequencies 1,800 MHz	1,900 MHz and 2,100 MHz (3G)	2,500 MHz V1 Band (4G)	2,500 MHz (P** Band (4G)	700 MHz (4G)
Amapá, Roraima, Pará, Amazonas and Maranhão	-	March, 2031*	April, 2023	April, 2023	October, 2027	Part of AR92 (PA) – February, 2024*	December, 2029
Rio de Janeiro and Espírito Santo	October, 2027	March, 2031*	ES - April, 2023	April, 2023	October, 2027	Part of AR21 (RJ) – February, 2024*	December, 2029
Acre, Rondônia, Mato Grosso, Mato Grosso do Sul, Tocantins, Distrito Federal, Goiás, Rio Grande do Sul (except the municipality of Pelotas and region) and the municipalities of Londrina and Tamarana, in Paraná	PR - October, 2027	March, 2031*	April, 2023	April, 2023	October, 2027	Part of AR61 (DF) – February, 2024*	December, 2029
São Paulo	-	March, 2031*	Countryside - April, 2023	April, 2023	October, 2027	-	December, 2029
Paraná (except the municipalities of Londrina and Tamarana)	October, 2027	September, 2022*	April, 2023	April, 2023	October, 2027	AR 41, except Curitiba and Metropolitan Region - February, 2024* AR41, Curitiba and Metropolitan Region -July, 2031	December, 2029
Santa Catarina	October, 2027	September, 2023*	April, 2023	April, 2023	October, 2027	-	December, 2029
Municipality and region of Pelotas, in the State of Rio Grande do Sul	-	April, 2024*	-	April, 2023	October, 2027	-	December, 2029
Pernambuco	-	May, 2024*	-	April, 2023	October, 2027	Part of AR81-July, 2031	December, 2029
Ceará	-	November, 2023*	-	April, 2023	October, 2027	-	December, 2029
Paraíba	-	December, 2023*	-	April, 2023	October, 2027	-	December, 2029
Rio Grande do Norte	-	December, 2023*	-	April, 2023	October, 2027	-	December, 2029
Alagoas	-	December, 2023*	-	April, 2023	October, 2027	-	December, 2029
Piauí	-	March, 2024*	-	April, 2023	October, 2027	-	December, 2029
Minas Gerais (except the municipalities of the PGO sector 3 for 3G, radio frequencies and others)	-	April, 2028*	April, 2023	April, 2023	October, 2027	Part of AR31 - February, 2030*	December, 2029
Bahia and Sergipe	-	August, 2027*	-	April, 2023	October, 2027	-	December, 2029

*Agreements already renewed for 15 years; therefore, TIM is not entitled to a further renewal period.

** Only complementary areas in particular States.